Prepayments on long-term assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments on long-term assets
13.	Prepayments on long-term assets
The following is a summary of prepayments on long-term assets as of December 31,2023 and 2024:

	As of December 31,
	2023	2024
	(in thousands)
Prepayments on buildings (Note a)	112,856	—
Prepayments on other non-current assets (Note b)	569	—

	113,425	—

Note a: As of December 31, 2024, the prepayments on buildings transferred to “Property, equipment and software, net” was RMB103,537,000 (refer to Note 10), an
d the VAT portion of the building transferred to “other
non-current
assets” was RMB9,319,000.
Note b: The amount represents the prepaid allocated purchase price for customer relationships and website, which finished the transfer process and transferred to “intangible assets, net” in 2024.